Commitments and Contingencies (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Apr. 28, 2021
Disclosure of contingent liabilities [line items]
Contractual capital and operating commitments	$ 591	$ 1,100
Contractual capital and operating commitments, current	368
Loans and borrowings	2,313	2,372
Provisions			$ 2,500
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	30	23
Bank guarantees	$ 4	$ 54